Discount Rate And Assumed Health Care Cost Trend Rates Used To Determined Benefit Obligation And Net Periodic Benefit Cost (Detail) (Postretirement Benefit Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
To Determined Benefit Obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	5.30%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2016	2014
To Determined Benefit Obligation [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	25.00%	25.00%
To Determined Benefit Obligation [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	7.00%	6.50%
To Determined Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.30%	5.90%	6.10%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2014	2014	2014
To Determined Net Periodic Benefit Cost [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	25.00%	7.00%	7.50%
To Determined Net Periodic Benefit Cost [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	6.50%	7.00%	7.50%